Document and Entity Information	Apr. 14, 2020
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0000035527
Document Type	8-K/A
Document Period End Date	Apr. 14, 2020
Entity Registrant Name	FIFTH THIRD BANCORP
Entity Incorporation State Country Code	OH
Entity File Number	001-33653
Entity Tax Identification Number	31-0854434
Entity Address, Address Line One	Fifth Third Center
Entity Address, Address Line Two	38 Fountain Square Plaza
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45263
City Area Code	(800)
Local Phone Number	972-3030
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	The purpose of this amendment is to add item 5.07(d) below regarding the frequency of shareholder votes on the compensation of executives.
Treasury Stock, Common [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, Without Par Value
Trading Symbol	FITB
Security Exchange Name	NASDAQ
Series I Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Representing a 1/1000th Ownership Interest in a Share of 6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	FITBI
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Representing a 1/40th Ownership Interest in a Share of 6.00% Non-Cumulative Perpetual Class B Preferred Stock, Series A
Trading Symbol	FITBP
Security Exchange Name	NASDAQ
Preferred Stock Series K [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares Representing a 1/1000th Ownership Interest in a Share of 4.95% Non-Cumulative Perpetual Preferred Stock, Series K
Trading Symbol	FITBO
Security Exchange Name	NASDAQ